Intangible Assets - Schedule of Changes in Intangible Assets (Details) - Software [Member]	12 Months Ended
Jun. 30, 2026 AUD ($)
Schedule of Changes in Intangible Assets [Line Items]
Beginning Balance
Additions – acquired through business combination	92,432
Additions – internally developed	4,949,774
Amortization for the year	[1]
Impairment
Exchange rate movements
Ending Balance	$ 5,042,206

[1]	TenantGraph software reached its intended available-for-use condition upon formal client milestone acceptance on June 29, 2026, resulting in nil active operating days and nil amortization for the year ended June 30, 2026.